Transactions with Vulcan Materials Company - Revenues from Vulcan Materials Company (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Transportation	$ 103,476	$ 97,801	$ 89,637
[Revenues]	127,514	120,106	111,338
Vulcan Materials Company
Transportation	5,249	3,036	2,407
Real estate	4,755	4,580	4,725
[Revenues]	$ 10,004	$ 7,616	$ 7,132